Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of rent expenses for operating lease
	2019	2018
Continuing operations	$171	$181
Discontinued operations	-	207
Total	$171	$388

	2019	2018
Continuing operations	$242	$346
Discontinued operations	96	25
Total	$338	$371